Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Schedule of property, plant and equipment

	Owned Assets (a)	Right-of-use assets (b)	Total
Net book value at December 31, 2020	$3,052,060	$624,996	$3,677,056
Net book value at December 31, 2019	$2,940,777	$635,418	$3,576,195

	Buildings, plant installations and machinery	Plants under construction	Ocean going vessels	Other	TOTAL
Cost at January 1, 2020	$4,787,515	$155,871	$201,947	$154,468	$5,299,801
Additions	116,850	231,034	20,838	1,414	370,136
Disposals and other	(42,453)	—	(12,686)	—	(55,139)
Cost at December 31, 2020	4,861,912	386,905	210,099	155,882	5,614,798
Accumulated depreciation at January 1, 2020	2,215,060	—	25,448	118,516	2,359,024
Disposals and other	(31,058)	—	(8,601)	(29)	(39,688)
Depreciation	229,174	—	11,079	3,149	243,402
Accumulated depreciation at December 31, 2020	2,413,176	—	27,926	121,636	2,562,738
Net book value at December 31, 2020	$2,448,736	$386,905	$182,173	$34,246	$3,052,060

	Buildings, plant installations and machinery	Plants under construction	Ocean going vessels	Other	TOTAL
Cost at January 1, 2019	$4,698,142	$—	$183,419	$189,058	$5,070,619
Additions	150,570	118,249	57,479	4,338	330,636
Disposals and other	(61,197)	—	(38,951)	(1,306)	(101,454)
Transfers [1]	—	37,622	—	(37,622)	—
Cost at December 31, 2019	4,787,515	155,871	201,947	154,468	5,299,801
Accumulated depreciation at January 1, 2019	2,047,735	—	48,426	117,192	2,213,353
Disposals and other	(63,169)	—	(31,620)	(1,597)	(96,386)
Depreciation	230,494	—	8,642	2,921	242,057
Accumulated depreciation at December 31, 2019	2,215,060	—	$25,448	118,516	2,359,024
Net book value at December 31, 2019	$2,572,455	$155,871	$176,499	$35,952	$2,940,777
[1] During 2019, the Company reclassified $38 million of assets, including $19 million of land, relating to the construction of Geismar 3 from Other to Plants under construction.

Key assumptions for property, plant and equipment
The following table indicates the percentages by which key assumptions would need to change individually for the estimated Titan CGU recoverable value to be equal to the carrying value:

Key Assumptions	Change Required for Carrying Value to Equal Recoverable Value
Long-term average realized price	3 percent decrease
Production volumes	11 percent decrease
Gas price	7 percent increase
Discount rate (after-tax)	330 basis points increase

Right-of-use assets

	Ocean going vessels	Terminals and tanks	Plant installations and machinery	Other	TOTAL
Cost at January 1, 2020	$514,661	$221,303	$23,613	$38,520	$798,097
Additions	86,214	25,758	148	1,885	114,005
Disposals and other	(18,803)	(508)	—	(735)	(20,046)
Cost at December 31, 2020	582,072	246,553	23,761	39,670	892,056
Accumulated depreciation at January 1, 2020	89,643	59,240	7,867	5,929	162,679
Disposals and other	(13,727)	—	—	(299)	(14,026)
Depreciation	76,700	32,594	2,541	6,572	118,407
Accumulated depreciation at December 31, 2020	152,616	91,834	10,408	12,202	267,060
Net book value at December 31, 2020	$429,456	$154,719	$13,353	$27,468	$624,996

	Ocean going vessels	Terminals and tanks	Plant installations and machinery	Other	TOTAL
Cost at January 1, 2019	$370,654	$207,721	$19,705	$30,399	$628,479
Additions	144,764	13,582	3,908	9,738	171,992
Disposals and other	(757)	—	—	(1,617)	(2,374)
Cost at December 31, 2019	514,661	221,303	23,613	38,520	798,097
Accumulated depreciation at January 1, 2019	15,204	29,333	5,444	—	49,981
Disposals and other	—	—	—	—	—
Depreciation	74,439	29,907	2,423	5,929	112,698
Accumulated depreciation at December 31, 2019	89,643	59,240	7,867	5,929	162,679
Net book value at December 31, 2019	$425,018	$162,063	$15,746	$32,591	$635,418